UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22938

 NAME OF REGISTRANT:                     Cohen & Steers Active Commodities
                                         Strategy Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Tina M. Payne
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


Cohen & Steers Active Commodities Strategy Fund, Inc.
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 The funds holdings are comprised entirely of exchange-traded commodity futures and cash equivalents such as treasury  securities and money market funds. As such, the  fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting  period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Active Commodities Strategy Fund, Inc.
By (Signature)       /s/ Tina M. Payne
Name                 Tina M. Payne
Title                Assistant Secretary
Date                 08/27/2014